-------------------------------------------------------------------------
                      PAINEWEBBER/
                      KIDDER,
                      PEABODY
                      PREMIUM
                      ACCOUNT FUND

                      SEMI-ANNUAL REPORT
                      September 30, 1995

--------------------------------------------------------------------------------

Dear Shareholder,

During the six months ended September 30, 1995, the U.S. economy suffered lackluster growth before picking up its pace in the third quarter of 1995. Inflation, already low, subsided even further by the end of the period. The housing sector finally responded to historically attractive mortgage rates with robust activity in 1995's third quarter, after a dismal second quarter.

On July 6, 1995, the Federal Reserve Board cut the benchmark Federal Funds rate, the rate banks charge each other for overnight borrowing, by 0.25%. This decrease, the first in nearly three years, signalled that the Federal Reserve Board believes that inflationary pressures have eased enough to accommodate an adjustment in monetary policy from restrictive toward neutral.

In addition to concerns over the strength of the recovery, economic news centered on debate over whether inflation was still likely to become a threat and details of efforts in Washington to implement a plan to balance the budget. While the outcome of the budgetary process remains in question, the perception that the Federal Reserve is winning its war against inflation is widespread.

The bond market continued the rally that began in mid-November 1994. The U.S. stock market has also continued to rally during 1995, pushing the Dow Jones Industrial Average and S&P 500 Index to a string of new highs. The value of the U.S. dollar declined for much of the period, but began to recover in August 1995. We expect the current slow-growth, low inflation environment to persist through the last quarter of 1995.

PORTFOLIO REVIEW

As of September 30, 1995, the Fund offered a seven-day annualized yield of 5.09% and an effective seven-day annualized yield of 5.22%. The Fund maintained a weighted average maturity of 46 days as of September 30, 1995.

The board of trustees of PaineWebber/Kidder, Peabody Premium Account Fund has approved a Plan of Reorganization and Termination ('Reorganization') for submission to the Fund's shareholders, at a special meeting scheduled to be held on February 13, 1996. If the proposed Reorganization is approved and implemented, all of the Fund's assets will be acquired and its liabilities assumed by PaineWebber RMA Money Market Portfolio ('RMA Money Market Portfolio'). The Reorganization is a non-taxable event. As a result of the

Reorganization, the two funds' assets would be combined and each Fund shareholder would, on the closing date of the transaction, receive a number of shares of the RMA Money Market Portfolio having an aggregate value equal to the value of the shareholder's holdings in the Fund. RMA Money Market Portfolio is also managed by Susan Messina. The Portfolio seeks maximum current income consistent with liquidity and conservation of capital. The Portfolio invests in high-grade money market

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

instruments with remaining maturities of 13 months or less. These instruments include U.S. Government securities, obligations of U.S. banks, commercial paper and other short-term corporate obligations, corporate bonds and notes and variable and floating rate securities.

We value you as a shareholder and as a client, and thank you for your continued support. We welcome any comments or questions you may have.

Sincerely,

/s/ Susan P. Messina                          /s/ Kris Dorr

SUSAN P. MESSINA                              KRIS DORR
Senior Vice President,                        Portfolio Manager,
Taxable Money Funds                             PaineWebber/Kidder, Peabody
  Mitchell Hutchins Asset Management, Inc.      Premium Account Fund

--------------------------------------------------------------------------------

PAINEWEBBER/KIDDER, PEABODY PREMIUM ACCOUNT FUND

--------------------------------------------------------------------------------
Statement of Net Assets
September 30, 1995 (unaudited)
--------------------------------------------------------------------------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS--1.86%
--------------------------------------------------------------------------------

Principal
  Amount                                         Maturity             Interest
  (000)                                           Dates                Rates             Value
----------                                 --------------------   ----------------    ------------
$  10,000   Federal Home Loan Mortgage
              Corp. (cost--$9,999,651)....             05/13/96              6.210%   $  9,999,651
                                                                                      ------------
--------------------------------------------------------------------------------------------------
BANK NOTES--2.42%
--------------------------------------------------------------------------------------------------
Domestic--2.42%
    5,000   Bank One, Milwaukee N.A.......             02/09/96              7.250       5,003,211
    8,000   PNC Bank, N.A.................             05/24/96              6.040       8,023,858
                                                                                      ------------
TOTAL BANK NOTES (cost--$13,027,069)......                                              13,027,069
                                                                                      ------------
--------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--12.08%
--------------------------------------------------------------------------------------------------
Domestic--1.86%
   10,000   Harris Trust & Savings Bank...             11/15/95              5.700      10,000,000
                                                                                      ------------
Yankee--10.22%
   15,000   Creditanstalt--Bankverein.....             10/31/95              5.750      15,000,168
   10,000   Fuji Bank of Japan Ltd. ......             10/13/95              5.870       9,999,907
   20,000   Industrial Bank of Japan
              Ltd. ....................... 10/23/95 to 10/27/95     5.840 to 5.870      19,999,309
   10,000   Societe Generale..............             10/05/95              5.770      10,000,000
                                                                                      ------------
                                                                                        54,999,384
                                                                                      ------------
Total Certificates of Deposit
  (cost--$64,999,384).......................                                            64,999,384
                                                                                      ------------

--------------------------------------------------------------------------------------------------
COMMERCIAL PAPER--80.73%
--------------------------------------------------------------------------------------------------
Asset-Backed--8.31%
   15,000   Asset Securitization
              Cooperative Corp............ 11/01/95 to 11/09/95              5.700      14,920,042
   10,000   Delaware Funding Corp.........             11/06/95              5.690       9,943,100
   20,000   Eiger Capital Corp............ 10/27/95 to 11/15/95     5.680 to 5.710      19,872,881
                                                                                      ------------
                                                                                        44,736,023
                                                                                      ------------
Auto-Truck--3.70%
   10,000   Daimler-Benz North America
              Corp........................             10/16/95              5.720       9,976,167
   10,000   Toyota Motor Credit Corp......             11/20/95              5.650       9,921,528
                                                                                      ------------
                                                                                        19,897,695
                                                                                      ------------
Banking--3.68%
   10,000   BEX America Finance Inc.......             11/13/95              5.690       9,932,036
   10,000   Cregem North America Corp.....             12/11/95              5.660       9,888,372
                                                                                      ------------
                                                                                        19,820,408
                                                                                      ------------
Broker/Dealer--8.34%
   20,000   Goldman Sachs Group L.P....... 10/04/95 to 11/22/95     5.700 to 5.770      19,896,990
   25,000   Morgan Stanley Group Inc...... 10/06/95 to 10/10/95     5.720 to 5.740      24,970,578
                                                                                      ------------
                                                                                        44,867,568
                                                                                      ------------
Chemical--3.27%
   18,000   DuPont (E. I.) de Nemours &
              Co. ........................ 10/04/95 to 08/06/96     5.510 to 6.090      17,622,341
                                                                                      ------------
Conglomerate--3.80%
   20,647   BTR Dunlop Finance Inc. ...... 10/16/95 to 12/14/95     5.600 to 5.730      20,475,065
                                                                                      ------------

PAINEWEBBER/KIDDER, PEABODY PREMIUM ACCOUNT FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

COMMERCIAL PAPER--(CONTINUED)
--------------------------------------------------------------------------------

Principal
  Amount                                         Maturity             Interest
  (000)                                           Dates                Rates             Value
----------                                 --------------------   ----------------    ------------
Consumer Products--1.85%
$  10,000   Clorox Co.....................             10/17/95              5.610%   $  9,975,067
                                                                                      ------------
Drugs, Health Care--5.55%
   10,000   Bayer Corp....................             10/12/95              5.610       9,982,858
   10,000   Lilly (Eli) & Co.............. 10/20/95 to 01/12/96     5.720 to 6.080       9,897,928
   10,000   Pfizer Inc....................             10/13/95              5.730       9,980,900
                                                                                      ------------
                                                                                        29,861,686
                                                                                      ------------
Electronics--7.39%
   10,000   Emerson Electric Co. .........             11/01/95              5.670       9,951,175
   10,000   Motorola Inc. ................             10/26/95              5.690       9,960,486
   10,000   Panasonic Finance Inc. .......             11/13/95              5.670       9,932,275
   10,000   Vermont American Corp. .......             11/02/95              5.700       9,949,333
                                                                                      ------------
                                                                                        39,793,269
                                                                                      ------------
Energy--3.69%
   10,000   Chevron Oil Finance Co. ......             10/18/95              5.720       9,972,989
   10,000   Exxon Asset Management Co. ...             12/12/95              5.600       9,888,000
                                                                                      ------------
                                                                                        19,860,989
                                                                                      ------------
Finance-Conduit--3.49%
   18,841   MetLife Funding Inc........... 10/10/95 to 10/31/95     5.700 to 5.720      18,772,179
                                                                                      ------------
Finance-Consumer--2.78%
   15,000   American General Finance
              Corp........................             10/12/95              5.740      14,973,692
                                                                                      ------------
Finance-Subsidiary--2.79%
   15,000   Dresdner U.S. Finance Inc. ...             10/03/95              5.750      14,995,208
                                                                                      ------------
Food, Beverage--3.14%
   12,000   Campbell Soup Co. ............ 10/06/95 to 01/12/96     5.730 to 6.090      11,874,052
    5,000   Philip Morris Companies
              Inc. .......................             10/04/95              5.680       4,997,633
                                                                                      ------------

                                                                                        16,871,685
                                                                                      ------------
Insurance--2.77%
    5,000   A. I. Credit Corp.............             10/02/95              5.670       4,999,213
    5,000   AIG Funding Inc. .............             02/01/96              5.850       4,900,063
    5,000   USAA Capital Corp. ...........             10/05/95              5.680       4,996,844
                                                                                      ------------
                                                                                        14,896,120
                                                                                      ------------
Metals & Mining--0.92%
    5,000   RTZ America Inc...............             12/15/95              5.620       4,941,458
                                                                                      ------------
Miscellaneous--2.78%
   15,000   Beta Finance Inc..............             10/16/95              5.730      14,964,188
                                                                                      ------------
Oil Equipment & Services--1.85%
   10,000   Colonial Pipeline Co. ........             11/21/95              5.670       9,919,675
                                                                                      ------------
Paper & Forest Products--3.59%
   19,400   Kimberly-Clark Corp. ......... 10/19/95 to 10/23/95     5.680 to 5.700      19,341,687
                                                                                      ------------
Printing, Publishing--1.85%
   10,000   Reed Elsevier Inc. ...........             10/23/95              5.700       9,965,166
                                                                                      ------------
Retail Merchandise--2.41%
   13,000   Toys 'R' Us Inc...............             10/11/95              5.710      12,979,380
                                                                                      ------------

PAINEWEBBER/KIDDER, PEABODY PREMIUM ACCOUNT FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

COMMERCIAL PAPER--(CONCLUDED)
--------------------------------------------------------------------------------

Principal
  Amount                                         Maturity             Interest
  (000)                                           Dates                Rates             Value
----------                                 --------------------   ----------------    ------------
Utility-Telephone--2.78%
$  15,000   Southern New England
              Telecommunications Corp. ...             10/11/95              5.760%   $ 14,976,000
                                                                                      ------------
TOTAL COMMERCIAL PAPER
  (cost--$434,506,549)......................                                           434,506,549
                                                                                      ------------

--------------------------------------------------------------------------------------------------
SHORT-TERM CORPORATE OBLIGATIONS--1.85%
--------------------------------------------------------------------------------------------------
Banking--1.85%
    4,000   Morgan (J.P.) & Co. Inc. .....             05/13/96              6.200       4,000,343
    6,000   NationsBank Corp. ............             08/15/96              4.750       5,948,015
                                                                                      ------------
TOTAL CORPORATE NOTES
  (cost--$9,948,358)........................                                             9,948,358
                                                                                      ------------
--------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT--1.07%
--------------------------------------------------------------------------------------------------
    5,764   Repurchase Agreement dated
              09/29/95 with Citicorp
              Securities, Inc.,
              collateralized by $5,210,000
              U.S. Treasury Bonds, 7.500%
              due 11/15/24; proceeds:
              $5,767,074
              (cost--$5,764,000)..........             10/02/95              6.400       5,764,000
                                                                                      ------------
TOTAL INVESTMENTS (cost--$538,245,011,
  which approximates cost for federal
  income tax purposes)--100.01%...........                                             538,245,011
Liabilities in excess of other
  assets--(0.01%).........................                                                (116,258)
                                                                                      ------------
NET ASSETS (applicable to 538,125,301
  shares; equivalent to  $1.00 per
  share)--100.00%.........................                                            $538,128,753
                                                                                      ------------
                                                                                      ------------

                       Weighted average maturity--46 days

                 See accompanying notes to financial statements

PAINEWEBBER/KIDDER, PEABODY PREMIUM ACCOUNT FUND

--------------------------------------------------------------------------------
Statement of Operations
For the Six Months Ended September 30, 1995 (unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest...........................................     $ 17,681,300
                                                       -------------

EXPENSES:
Investment advisory and administration fees........        1,466,582
Distribution fees..................................          351,978
Transfer agency and service fees...................          106,911
State registration fees............................           89,247
Custody and accounting fees........................           74,842
Legal and audit fees...............................           42,085
Reports and notices to shareholders................           28,170
Trustees' fees and expenses........................           11,030
Other..............................................           26,394
                                                       -------------
                                                           2,197,239
                                                       -------------
NET INVESTMENT INCOME..............................       15,484,061
NET REALIZED GAINS FROM INVESTMENT TRANSACTIONS....            3,453
                                                       -------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS.......................................     $ 15,487,514
                                                       -------------
                                                       -------------

--------------------------------------------------------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                      For the
                                     Six Months
                                       Ended            For the Year
                                 September 30, 1995        Ended
                                    (unaudited)        March 31, 1995
                                 ------------------    --------------
FROM OPERATIONS:
   Net investment income......      $ 15,484,061        $ 32,896,578
   Net realized gains (losses)
     from investment
     transactions.............             3,453          (1,663,026)
                                 ---------------       -------------
   Net increase in net assets
     resulting from
     operations...............        15,487,514          31,233,552
                                 ---------------       -------------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
   Net investment income......       (15,484,061)        (32,896,578)
   Net realized capital
     gains....................                --              (1,160)
                                 ---------------       -------------
   Total dividends and
     distributions to
     shareholders.............       (15,484,061)        (32,897,738)
                                 ---------------       -------------

NET DECREASE IN NET ASSETS
  DERIVED FROM BENEFICIAL
  INTEREST TRANSACTIONS.......      (107,398,021)       (230,482,667)
                                 ---------------       -------------
CONTRIBUTION TO CAPITAL FROM
  PREDECESSOR ADVISER.........                --           1,664,186
                                 ---------------       -------------
Net decrease in net assets....      (107,394,568)       (230,482,667)

NET ASSETS:
   Beginning of period........       645,523,321         876,005,988
                                 ---------------       -------------
   End of period..............      $538,128,753        $645,523,321
                                 ---------------       -------------
                                 ---------------       -------------

                 See accompanying notes to financial statements

PAINEWEBBER/KIDDER, PEABODY PREMIUM ACCOUNT FUND

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     PaineWebber/Kidder, Peabody Premium Account Fund (the 'Fund') was organized as a Massachusetts business trust on January 13, 1982, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended ('1940 Act'), as an open-end, diversified management investment company.

     Valuation and Accounting for Investments--Investments are valued at amortized cost which approximates market value. Investment transactions are recorded on trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

     The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

     Repurchase Agreements--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.


     Federal Tax Status--The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

     Dividends and Distributions to Shareholders--Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from realized gains from investment transactions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These 'book/tax' differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax classification. Net capital gains, if any, will be distributed at least annually, but the Fund may make more frequent distributions of such gains, if necessary, to maintain its net asset value per share at $1.00 or to avoid income or excise taxes.

PAINEWEBBER/KIDDER, PEABODY PREMIUM ACCOUNT FUND

--------------------------------------------------------------------------------
Notes to Financial Statements--(continued)
--------------------------------------------------------------------------------

INVESTMENT ADVISER AND ADMINISTRATOR

     At a special meeting of shareholders that took place on April 13, 1995, shareholders approved the appointment of PaineWebber Incorporated ('PaineWebber') as investment adviser and administrator of the Fund and Mitchell Hutchins Asset Management Inc. ('Mitchell Hutchins') as the Fund's sub-adviser and sub-administrator. The Fund's investment adviser and administrator receives compensation from the Fund accrued daily and paid monthly at the annual rate of 0.50% of the Fund's average daily net assets. PaineWebber (not the Fund) pays Mitchell Hutchins a fee for sub-advisory and sub-administration services at the annual rate of 20% of the fee received by PaineWebber from the Fund. At September 30, 1995, the Fund owed PaineWebber $239,872 in investment advisory and administration fees.

     In compliance with applicable state securities laws, PaineWebber, the Fund's investment adviser, will reimburse the Fund, if and to the extent that the aggregate operating expenses in any fiscal year, exclusive of taxes, interest, brokerage fees, distribution fees and extraordinary expenses, exceed limitations imposed by various state regulations. Currently, the most restrictive limitation is 2.5% on the first $30 million of average daily net assets, 2.0% of the next $70 million and 1.5% of any excess over $100 million. For the six months ended September 30, 1995, no reimbursements were required pursuant to the above limitation.


DISTRIBUTION PLAN

     PaineWebber serves as the exclusive distributor of the Fund's shares. For its services, PaineWebber receives from the Fund a distribution fee, accrued daily and paid monthly, at the annual rate of 0.12% of the Fund's average daily net assets. At September 30, 1995, $57,569 was payable to PaineWebber for these services.

PAINEWEBBER/KIDDER, PEABODY PREMIUM ACCOUNT FUND

--------------------------------------------------------------------------------
Notes to Financial Statements--(concluded)
--------------------------------------------------------------------------------

OTHER LIABILITIES

     At September 30, 1995, the amount payable for dividends was $729,637.

SHARES OF BENEFICIAL INTEREST

     There is an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share were as follows:

                                                 For the
                                                Six Months          For the
                                                  Ended           Year Ended
                                            September 30, 1995  March 31, 1995
                                            ------------------  ---------------
  Shares sold.............................      1,298,230,888     3,997,365,909
  Shares repurchased......................     (1,420,732,918)   (4,258,741,761)
  Dividends reinvested in additional Fund
     shares...............................         15,104,009        30,893,185
                                            -----------------   ---------------
  Net decrease in shares outstanding......       (107,398,021)     (230,482,667)
                                            -----------------   ---------------
                                            -----------------   ---------------

CAPITAL CONTRIBUTION AND AFFILIATED TRANSACTIONS

     Kidder Peabody Asset Management, Inc. ('KPAM') purchased certain of the Fund's variable rate securities on July 6, 1994 for an aggregate purchase price of $32,244,799. The purchases were made at prices equal to the securities' amortized cost plus accrued and unpaid interest. Since the purchases by KPAM were made at prices above the securities' then current fair values, the Fund recorded a capital contribution from KPAM in the amount of $1,664,186 or $0.002 per share.

PROPOSED REORGANIZATION

     The Board of Trustees of the Fund have approved a Plan of Reorganization and Termination (the 'Reorganization') for submission to its shareholders at a special meeting scheduled to be held on February 13, 1996. If the proposed Reorganization is approved and implemented, all of the Fund's assets will be acquired and its liabilities assumed by PaineWebber RMA Money Market Fund, Inc. ('RMA Money Market Fund') in a tax-free reorganization. As a result of the Reorganization, the two funds' assets would be combined and each Fund shareholder would, on the closing date of the transaction, receive a number of full and fractional shares of RMA Money Market Fund having an aggregate value equal to the value of the shareholder's holdings in the Fund. There can be no assurance that the Fund's shareholders will approve the Reorganization.

PAINEWEBBER/KIDDER, PEABODY PREMIUM ACCOUNT FUND
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

     Selected data for a share of beneficial interest throughout each period is presented below:

                                        For the
                                       Six Months
                                         Ended                       For the Years Ended March 31,
                                   September 30, 1995  ----------------------------------------------------------
                                      (unaudited)        1995        1994        1993        1992         1991
                                   ------------------  --------    --------    --------    --------    ----------
Net asset value,
  beginning of period.............      $   1.00       $   1.00    $   1.00    $   1.00    $   1.00    $     1.00
                                       ---------       --------    --------    --------    --------    ----------
Net investment income.............          0.03           0.04        0.03        0.03        0.05          0.07
Dividends from net investment
  income..........................         (0.03)         (0.04)      (0.03)      (0.03)      (0.05)        (0.07)
                                       ---------       --------    --------    --------    --------    ----------
Net asset value, end of period....      $   1.00       $   1.00    $   1.00    $   1.00    $   1.00    $     1.00
                                       ---------       --------    --------    --------    --------    ----------
                                       ---------       --------    --------    --------    --------    ----------
Total investment return(1)........          2.64%          4.31%       2.60%       2.94%       4.90%         7.48%
                                       ---------       --------    --------    --------    --------    ----------
                                       ---------       --------    --------    --------    --------    ----------
Ratios/Supplemental data:
Net assets, end of period
  (000's).........................      $538,129       $645,523    $876,006    $840,354    $948,674    $1,198,164
Ratio of expenses to average net
  assets..........................          0.75%*         0.70%       0.69%       0.70%       0.69%         0.68%
Ratio of net investment
  income to average
  net assets......................          5.28%*         4.16%       2.57%       2.86%       4.82%         7.24%


------------------

 *   Annualized

(1) Total investment return is calculated assuming a $1,000 investment in Fund shares on the first day of each period reported, reinvestment of all dividends and capital gain distributions, if any, at net asset value on the payable date, and a sale at net asset value on the last day of each period reported. Total investment returns for periods of less than one year have not been annualized.

PAINEWEBBER/KIDDER, PEABODY PREMIUM ACCOUNT FUND
--------------------------------------------------------------------------------
Shareholder Information
--------------------------------------------------------------------------------

     A special meeting of shareholders of the Fund was held on April 13, 1995. At the meeting David J. Beaubien, William W. Hewitt, Jr., Thomas R. Jordan, Frank P.L. Minard and Carl W. Schafer were elected as trustees to serve without limit in time, subject to resignation, retirement or removal. The selection of Deloitte & Touche LLP as the Fund's independent auditors was ratified.

     The votes were as follows:
                                       Shares                    Shares
                                       Voted                    Withhold
                                        For                    Authority
                                     ----------                ----------
David J. Beaubien..................  355,069,002               15,870,760
William W. Hewitt, Jr..............  355,069,002               15,870,760
Thomas R. Jordan...................  355,069,002               15,870,760
Frank P.L. Minard..................  355,069,002               15,870,760
Carl W. Schafer....................  355,069,002               15,870,760


                                       Shares       Shares       Shares
                                       Voted        Voted       Withhold
                                        For        Against     Authority
                                     ----------   ----------   ----------
Ratification of the selection of
  Deloitte & Touche LLP............  352,580,920  3,152,024    15,206,817

     (Note: On July 20, 1995, the Board of Trustees appointed Ernst & Young LLP as the Fund's independent auditors.)

     In addition, the following agreements were approved for the Fund:

     1) An interim investment advisory agreement between the Fund and Mitchell Hutchins containing substantially the same terms, conditions and fees as the previous investment advisory agreement with Kidder Peabody Asset Management, Inc. ('KPAM').


     The votes were as follows:

                                       Shares       Shares       Shares
                                       Voted        Voted       Withhold
                                        For        Against     Authority
                                     ----------   ----------   ----------
                                     353,199,735  2,414,063    15,325,963

PAINEWEBBER/KIDDER, PEABODY PREMIUM ACCOUNT FUND
--------------------------------------------------------------------------------
Shareholder Information--(concluded)
--------------------------------------------------------------------------------

     2) A new investment advisory and administration agreement between the Fund and PaineWebber containing the same fees and substantively similar material terms and conditions as the previous investment advisory agreement with KPAM to commence on the termination of the interim agreement.

     The votes were as follows:

                                       Shares       Shares       Shares
                                       Voted        Voted       Withhold
                                        For        Against     Authority
                                     ----------   ----------   ----------
                                     352,606,810  2,813,845    15,519,106

     3) A new sub-advisory and sub-administration agreement between PaineWebber and Mitchell Hutchins to commence on the termination of the interim agreement for the Fund.

     The votes were as follows:

                                       Shares       Shares       Shares
                                       Voted        Voted       Withhold
                                        For        Against     Authority
                                     ----------   ----------   ----------
                                     351,594,059  3,119,081    16,226,621

     Broker non-votes and abstentions are included within the 'Shares Withhold Authority' totals.

----------------------------------------------------

TRUSTEES

David J. Beaubien
William W. Hewitt, Jr.
Thomas R. Jordan
Frank P. L. Minard
Carl W. Schafer

----------------------------------------------------

OFFICERS

Margo N. Alexander, President
Victoria E. Schonfeld, Vice President
Dianne E. O'Donnell, Vice President and Secretary
Julian F. Sluyters, Vice President and Treasurer
Dennis L. McCauley, Vice President
Susan P. Messina, Vice President
----------------------------------------------------

INVESTMENT ADVISER, ADMINISTRATOR AND DISTRIBUTOR

PaineWebber Incorporated
1285 Avenue of the Americas
New York, New York 10019
----------------------------------------------------

SUB-ADVISER AND SUB-ADMINISTRATOR

Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019
----------------------------------------------------

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

The financial information included herein is taken from the records of the Fund without examination by independent accountants who do not express an opinion thereon.

(Copyright) 1995 PaineWebber Incorporated